CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Continuing Operations
NET SALES	$ 1,662,600	$ 2,328,526
Cost of sales	(144,683)	(420,273)
Gross profit	1,517,917	1,908,253
General and administrative expenses	(753,693)	(1,025,725)
Research and development expenses	(357,823)	(680,313)
Selling and marketing expenses	(1,659,897)	(887,974)
Total	(2,771,413)	(2,594,012)
Operating loss	(1,253,496)	(685,759)
Other income (expenses)
Loss on disposal of a subsidiary	(525,063)	0
Other income	7,248	2,553
Government grant	58,212	46,740
Interest. income	605	163
Interest expense	(46,723)	(35,241)
Total other income (expenses), net	(505,721)	14,215
Loss before income tax	(1,759,217)	(671,544)
Income tax credit (expense)	8,840	(11,119)
Total	(1,750,377)	(682,663)
Discontinued operation
Net loss from discontinued operation	(535,480)	(442,902)
Total	(2,285,857)	(1,125,565)
Other comprehensive loss
Foreign currency translation adjustment	(79,562)	(14,335)
Comprehensive loss	(2,365,419)	(1,139,900)
Net loss from continuing operations attributable to:
Ordinary stockholders	(1,695,508)	(682,663)
Non-controlling interest	(54,869)	0
Net loss from discontinued operations attributable to:
Ordinary stockholders	(535,480)	(442,902)
Non-controlling interest	0	0
Total	(535,480)	(442,902)
Net loss attributed to:
Ordinary stockholders	(2,230,988)	(1,125,565)
Non-controlling interest	$ (54,869)	$ 0